UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 15, 2009

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	$75,368

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD MID-CAP ETF                            922908629     3045 70474.0000SH      SOLE               70474.0000
3M COMPANY                     COM              604059105     1278    22218 SH       SOLE                    22218
ABBOTT LABORATORIES            COM              002824100     3642    68244 SH       SOLE                    68244
AMERICAN INTERNATIONAL GROUP   COM              026874107       37    23635 SH       SOLE                    23635
AT&T INC                       COM              00206R102     2827    99204 SH       SOLE                    99204
BANK OF AMERICA CORP           COM              060505104      404    28708 SH       SOLE                    28708
CHEVRONTEXACO CORPORATION      COM              166751107      633     8557 SH       SOLE                     8557
CISCO SYSTEMS INC              COM              17275R102     2246   137795 SH       SOLE                   137795
CITRIX SYSTEMS, INC.           COM              177376100     2319    98375 SH       SOLE                    98375
COCA COLA CO                   COM              191216100     1845    40756 SH       SOLE                    40756
CULLEN FROST BANKERS           COM              229899109     2809    55423 SH       SOLE                    55423
CVS CORP.                      COM              126650100     2444    85025 SH       SOLE                    85025
DISNEY WALT HOLDING CO         COM              254687106     2321   102303 SH       SOLE                   102303
EMC CORP MASS                  COM              268648102     2387   228015 SH       SOLE                   228015
ENTERGY CORP                   COM              29364G103      216     2600 SH       SOLE                     2600
EXXON MOBIL CORP               COM              302290101      812    10177 SH       SOLE                    10177
FOREST OIL CORPORATION         COM              346091606     1844   111835 SH       SOLE                   111835
GENERAL ELECTRIC CO            COM              369604103     2101   129686 SH       SOLE                   129686
HOME DEPOT                     COM              437076102      405    17600 SH       SOLE                    17600
HOSPIRA, INC.                  COM              441060100     1911    71270 SH       SOLE                    71270
ILLINOIS TOOL WORKS INC        COM              452308109     2005    57198 SH       SOLE                    57198
INTEL CORP                     COM              458140100     2334   159228 SH       SOLE                   159228
INTERNATIONAL BUSINESS MACHINE COM              459200101      473     5623 SH       SOLE                     5623
IVANHOE ENERGY, INC.           COM              465790103        9    18000 SH       SOLE                    18000
JACOBS ENGINEERING GROUP, INC. COM              469814107     2579    53625 SH       SOLE                    53625
JOHNSON CONTROLS               COM              478366107     1546    85115 SH       SOLE                    85115
KIMBERLY CLARK CORP            COM              494368103      564    10700 SH       SOLE                    10700
LAZARD LTD-CL A                COM              021260622     2493    83813 SH       SOLE                    83813
MEDTRONIC, INC.                COM              585055106     1621    51603 SH       SOLE                    51603
MICROSOFT CORP                 COM              594918104     2383   122599 SH       SOLE                   122599
NIKE, INC. CLASS B             COM              654106103     2790    54700 SH       SOLE                    54700
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      434     7933 SH       SOLE                     7933
POWER-ONE, INC.                COM              739308104       14    11775 SH       SOLE                    11775
PROCTER & GAMBLE CO            COM              742718109      270     4365 SH       SOLE                     4365
REGIONS FINANCIAL CORPORATION  COM              7591EP100      349    43784 SH       SOLE                    43784
SCHERING PLOUGH CORP           COM              806605101     1012    59420 SH       SOLE                    59420
TARGET STORES                  COM              87612E106     2155    62419 SH       SOLE                    62419
THE CHARLES SCHWAB CORP        COM              808513105     2558   158171 SH       SOLE                   158171
THERMO FISHER SCIENTIFIC, INC. COM              883556102     2238    65677 SH       SOLE                    65677
UNITEDHEALTH GROUP, INC.       COM              91324P102      820    30825 SH       SOLE                    30825
WAL MART STORES INC            COM              931142103     3853    68721 SH       SOLE                    68721
WRIGHT MEDICAL GROUP INC       COM              98235t107     2655   129968 SH       SOLE                   129968
XTO ENERGY, INC.               COM              98385X106     2582    73198 SH       SOLE                    73198
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      588    86177 SH       SOLE                    86177
FEDERATED TOTAL RETURN BOND CL                  31428Q101      170    16733 SH       SOLE                    16733
FRANKLIN INCOME FUND CL A                       353496300       49    29301 SH       SOLE                    29301
GOLDMAN SACHS LARGE CAP VALUE                   38142Y815       87    10142 SH       SOLE                    10142
VANGUARD 500 INDEX FUND-SIGN                    922908496      589     8575 SH       SOLE                     8575
VANGUARD INSTL INDEX-INST PL                    922040209      621     7526 SH       SOLE                     7526